Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Nature of Operations [Abstract]
Schedule of Details of Impairment
The impact of these decisions on the consolidated statement of operation in the years ended December 31, 2016 and 2015 was as follows:

		Year ended	Year ended
		December 31,	December 31,
		2016	2015
		U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off and other	4,931	1,041
Reorganization and impairment	Impairment charge with respect of intangible assets	-	1,595
Reorganization and impairment	Revaluation of OCS liabilities	*(4,962)	(1,457)
Reorganization and impairment	Other	903	-

		872	1,179

*see Note 10E